Related-party Information (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Trade receivables		$ 39,321	$ 35,548
Other related parties [Member]
Disclosure of transactions between related parties [line items]
Trade receivables	[1]	7,603	7,041
Loans and Other Liabilities
In US dollar or linked thereto	[1]	(156,431)	(1,481)
Total Related Parties [Member]
Disclosure of transactions between related parties [line items]
Trade receivables		7,603	7,041
Loans and Other Liabilities
In US dollar or linked thereto		$ (156,431)	$ (1,481)

[1]	IC, Israel Chemicals Ltd ("ICL"), Oil Refineries Ltd ("ORL").